Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	45,000,000	45,000,000
Preferred stock, shares issued	29,057,097	29,057,097
Preferred stock, shares outstanding	29,057,097	29,057,097
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	740,000,000	740,000,000
Common stock, shares issued	160,084,250	141,348,856
Common stock, shares outstanding	100,015,665	141,348,856
Treasury stock shares	60,068,585	0